Consolidated Statements of Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Net sales	$ 1,965,311	$ 2,141,518	$ 2,251,657
Cost of sales:
Cost of sales	667,425	696,472	733,719
Acquisition-related intangible amortization	64,198	60,483	67,118
Total cost of sales	731,623	756,955	800,837
Gross profit	1,233,688	1,384,563	1,450,820
Operating expenses:
Sales and marketing	459,912	474,220	456,392
Research and development	198,511	189,859	189,964
General and administrative	119,254	129,725	128,076
Acquisition-related intangible amortization	10,764	14,531	18,542
Restructuring, acquisition, integration and other, net	35,309	44,768	27,762
Total operating expenses	823,750	853,103	820,736
Income from operations	409,938	531,460	630,084
Other income (expense):
Interest income	78,992	32,757	9,555
Interest expense	(53,410)	(58,357)	(54,477)
Other (expense) income, net	(5,711)	6,741	40,671
Total other income (expense), net	19,871	(18,859)	(4,251)
Income before income tax expense	429,809	512,601	625,833
Income tax expense	88,506	89,390	113,234
Net income	$ 341,303	$ 423,211	$ 512,599
Basic earnings per common share (in USD per share)	$ 1.50	$ 1.86	$ 2.25
Diluted earnings per common share (in USD per share)	$ 1.48	$ 1.84	$ 2.21
Weighted-average common shares outstanding:
Basic (in shares)	228,146	227,577	227,983
Diluted (in shares)	230,619	230,136	232,034